Investment Strategy - Sarmaya Thematic ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that will invest primarily in domestic and foreign equity securities of companies considered by Sarmaya Partners, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), to reflect an emerging or prevailing market theme. The Sub-Adviser defines “emerging or prevailing market theme” as market sectors, asset classes, or regions that are believed to be poised for future growth through the market cycle (i.e, the period of time between two major lows for a market).
The Sub-Adviser’s investment process is macro-focused, looking to generate value through its active management of the Fund’s portfolio across various emerging or prevailing market themes. The Sub-Adviser believes these market themes typically result from major macroeconomic shifts, new secular regimes (i.e., a new secular trend driven by fundamental changes in the economy), or eras of innovation and are typically born in areas of the market that have been underappreciated or ignored for a prolonged period, likely because of a structural consolidation from a prior theme high (i.e., the period that follows a market theme downtrend where companies begin to show signs of recovery). For example, the emerging and prevailing market theme during the 1990s involved the significant outperformance in technology/internet related companies.
The Sub-Adviser’s investment process begins by using proprietary analysis to identify an emerging or prevailing market theme using the macroeconomic and market framework of valuations, future growth prospects, economic growth outlook, monetary and fiscal policy outlook, and inflation or disinflation outlook. The Sub-Adviser generally expects a market theme to last approximately five to ten years. These themes are developed and driven by the direction and impact of the business cycle (i.e., the increase and decrease of economic activity over time), market, macroeconomic monetary and fiscal policy, and inflation or disinflationary forces. Based on the Sub-Adviser’s assessment of market conditions, the market themes will change over time, resulting in potentially significant shifts in the Fund’s portfolio holdings/allocations.
Once the macro investment theme has been identified, the Sub-Adviser then seeks to determine what, if any, sub-themes exist that have the potential to benefit from the macro theme. Companies identified by the Sub-Adviser as being economically involved in the macro theme and any correlated sub-themes will be evaluated for potential investment.
The Sub-Adviser will apply traditional fundamental analysis to identify companies operating within these themes that it believes are positioned to perform well. This process involves a review of several factors, including, but not limited to, a company’s price-to-earnings ratio, earnings per share, profit margin, return on equity, relative value to peers, and debt-equity ratio, and is designed to identify companies that are trading below their intrinsic value (i.e., the company’s value as determined by the Sub-Adviser) and/or may be currently out of favor with investors. The Sub-Adviser also searches for companies within these themes that offer earnings growth, opportunity for price/earnings multiple expansion, and the best combination of quality criteria such as strong market share, good management, high barriers to entry, and high return on capital.
When selecting investments for the Fund, the Sub-Adviser seeks to balance the Fund’s exposure to the largest, highest quality companies (i.e., low beta stocks) with the smaller, higher beta companies believed to offer strong return potential. Beta is a measure of a company’s volatility relative to the market. High beta stocks are generally considered to be riskier than low beta stocks.
The Sub-Adviser will seek to identify 35 - 45 holdings for the Fund, which may include investments in other exchange-traded products (“ETPs”) that provide either exposure to the desired asset class, sector, region and/or country or provide a potential hedge against certain market risks (e.g., inflation) identified by the Sub-Adviser. The Fund’s investments in ETPs may include ETFs, exchange-traded commodity trusts, and exchange-traded notes (“ETNs”). The Fund’s portfolio generally will consist of domestic and foreign, including emerging market, equity securities across all market capitalizations (small, mid, and large) and ETPs that provide such exposure.
The Sub-Adviser expects the Fund’s exposure to commodities will be through investments in other ETPs. The Sub-Adviser’s investment selection criteria for other ETPs includes a review of its structure, relative performance among its peer group and the broader market (e.g., the S&P 500 Index), total operating expense ratio, assets under management, and liquidity. For more information on the Fund’s investments in ETPs, please see the section - ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES. The Fund’s investments in foreign equity securities will be through depositary receipts (e.g., American Depositary Receipts (ADRs)) and/or ETFs that provide the desired foreign equity exposure. The Fund has no limit on the amount of assets it may invest in foreign securities. The decision to invest in a foreign security will be based on the Sub-Adviser’s investment analysis, as described above.
At times, the Fund may take short positions in one or more asset classes, sectors, or regions through its investment in inverse ETFs. For example, the Sub-Adviser may invest in inverse ETFs when it believes one or more asset classes, sectors, or regions are out of favor to gain short exposure to such asset class, sector, or region. The Fund will not short securities directly or invest in leveraged inverse ETFs.
While it is anticipated that the Fund will invest across various industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities within the macro and correlated sub-themes. The Sub-Adviser generally seeks to sell an investment when it believes that the investment’s value has been fully reflected in a higher valuation by the market or when a negative fundamental development occurs at the company, sector, or regional level that could impact future growth. In addition, when the Sub-Adviser’s macro view of the market begins to change it will begin repositioning the Fund’s portfolio to the next emerging or prevailing market theme.
Because the Fund intends to operate as a “non-diversified” fund, that means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in one or more ETFs.